                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 10-D

                              ASSET-BACKED ISSUER
          DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                   THE SECURITIES EXCHANGE ACT OF 1934


                  For the monthly distribution period from
                    August 1, 2006 to August 31, 2006



     Commission File Number of issuing entity:  333-130333-03
                                             -----------------


         CMALT (CITIMORTGAGE ALTERNATIVE LOAN TRUST), SERIES 2006-A2
 ------------------------------------------------------------------------
         (Exact name of issuing entity as specified in its charter)



    Commission File Number of depositor:       333-130333
                                          ----------------------

                    CITICORP MORTGAGE SECURITIES, INC.
------------------------------------------------------------------------
     (Exact name of depositor as specified in its charter)



                               CITIMORTGAGE, INC.
   -------------------------------------------------------------------------
             (Exact name of sponsor as specified in its charter)


                                New York
-----------------------------------------------------------------------------
 (State or other jurisdiction of incorporation or organization of the issuing entity)

                      86-1168731 and 86-1168733
 ----------------------------------------------------------------------------
                          (I.R.S. Employer Identification No.)



     1000 Technology Drive, O'Fallon, Missouri                     63368-2240
      ----------------------------------------                     ----------
(Address of principal executive offices of the issuing entity)      (Zip Code)


                                 (636) 261-1300
   -------------------------------------------------------------------------
                     (Telephone number, including area code)


   --------------------------------------------------------------------------
             (Former name, former address.  if changed since last report.)



                     Registered/reporting pursuant to (check one)

Title                                                         Name of exchange
of Class    Section 12(b) Section 12(g)  Section 15(d)       (if Section 12(b))

Class A-1           { }            { }            {X}             _____________

Class A-2           { }            { }            {X}             _____________

Class A-3           { }            { }            {X}             _____________

Class A-4           { }            { }            {X}             _____________

Class A-5           { }            { }            {X}             _____________

Class A-6           { }            { }            {X}             _____________

Class A-7           { }            { }            {X}             _____________

Class A-8           { }            { }            {X}             _____________

Class A-PO          { }            { }            {X}             _____________

Class B-1           { }            { }            {X}             _____________

Class B-2           { }            { }            {X}             _____________

Class B-3           { }            { }            {X}             _____________



Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.   Yes{X}  No{ }

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information

On September 25, 2006 a distribution was made to holders of Citicorp Mortgage Securities, Inc CMALT. REMIC Pass-Through Certificates, Series 2006-A2 issued by Citicorp Mortgage Securities Trust CMALT, Series 2006-A2.

The monthly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1.


Part II - OTHER INFORMATION

Item 9. Exhibits

        (a) The following are documents filed as part of this Form 10-D:

            (99.1) Monthly distribution report for the month of August 2006.

        (b) Exhibits required to be filed by Form 10-D and Item 601 of Regulation S-K:

            (4.1) Pooling and Servicing Agreement, dated as of May 01,
            2006, among Citicorp Mortgage Securities, Inc., CitiMortgage, Inc., U.S. Bank National Association, and Citibank, N.A. (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on June 05, 2006.)

            (10.1) Form of Mortgage Loan Purchase Agreement, dated May 01, 2006, between Citicorp Mortgage Securities, Inc. and CitiMortgage, Inc. (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed by the issuing entity with the Securities and Exchange Commission on June 05, 2006.)

            (99.1) Monthly distribution report for the month of August 2006.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                    CITICORP MORTGAGE SECURITIES, INC.
                                    Depositor


                                    By:  /s/ Cathy Johnson

                                       -------------------------
                                       Cathy Johnson
                                       Assistant Vice President



Dated: September 25, 2006

Exhibit No.                 Description
-----------                 -------------

(99.1) Monthly distribution report for the month of August 2006.

                                                            EXHIBIT 99.1
                                                            -------------








                                  Citicorp Mortgage Securities, Inc. CMALT
                            Distribution Date Statement to Certificateholders
                                       Remic Pass-Through Certificate

 Series Name:          CMALT 2006-A2
 Payment Date:         09/25/2006
 Issuer:               Citicorp Mortgage Securities, Inc. CMALT
 Record Date:          See footnote
 Determination Date:   09/18/2006
 Distribution Date:    25-Sep-06
 Distribution #:       4

 W.A.C.                6.57%
 Trustee               U.S. Bank National Association
                       Clare M. O'Brien  (617) 603-6402

 Bond Administrator    CitiMortgage, Inc.
                       Linda Tonioli (636) 261-6229

 Paying Agent:         Citibank N.A.
                       Nancy Forte (212) 816-5685

---------------------------------------------------------------------------------------------------------------------------------
                                                      Next          Accrual         Accrual
                                       Current     Succeeding        Start            End
     Class          Coupon Type        Coupon        Coupon           Date           Date               Original Par     CUSIP #
---------------------------------------------------------------------------------------------------------------------------------
         A-1         PAC, Fixed      6.00000%       6.00000%       08/01/2006      08/31/2006         $89,762,000.00    17309CAA3
         A-2         PAC, Fixed      6.00000%       6.00000%       08/01/2006      08/31/2006         $16,524,000.00    17309CAB1
         A-3              Fixed      6.00000%       6.00000%       08/01/2006      08/31/2006          $2,000,000.00    17309CAC9
         A-4                NAS      6.00000%       6.00000%       08/01/2006      08/31/2006         $20,088,000.00    17309CAD7
  ~      A-5     PAC, LIBOR Flt      5.92438%       5.93000%       08/25/2006      09/24/2006         $55,062,000.00    17309CAE5
**~      A-6   LIBOR IO Inv Flt      0.07562%       0.07000%       08/25/2006      09/24/2006         $55,062,000.00    17309CAF2
         A-7LIBOR Inv Flt, Supp      4.72686%       4.71000%       08/25/2006      09/24/2006          $4,361,000.00    17309CAG0
         A-8    LIBOR Flt, Supp      6.42438%       6.43000%       08/25/2006      09/24/2006         $13,083,000.00    17309CAH8
        A-PO     Principal Only      0.00000%       0.00000%       08/01/2006      08/31/2006            $757,464.00    17309CAJ4
**      A-IO             WAC IO      0.37147%       0.37232%       08/01/2006      08/31/2006        $193,564,768.89
                                                                                                 -------------------
                                                                        Class A-30 YR REG Total      $201,637,464.00

         B-1       Subordinated      6.00000%       6.00000%       08/01/2006      08/31/2006          $4,669,000.00    17309CAK1
         B-2       Subordinated      6.00000%       6.00000%       08/01/2006      08/31/2006          $1,910,000.00    17309CAL9
         B-3       Subordinated      6.00000%       6.00000%       08/01/2006      08/31/2006          $1,274,000.00    17309CAM7
         B-4       Subordinated      6.00000%       6.00000%       08/01/2006      08/31/2006          $1,167,000.00    17309CAN5
         B-5       Subordinated      6.00000%       6.00000%       08/01/2006      08/31/2006            $955,000.00    17309CAP0
         B-6       Subordinated      6.00000%       6.00000%       08/01/2006      08/31/2006            $637,708.00    17309CAQ8
                                                                                                 -------------------
                                                                                Class SUB Total       $10,612,708.00

                                                                                                ===================
                                                                                                     $212,250,172.00
** Denotes Notional Balance
~  These classes constitute regular interests in a separate REMIC election in the same trust.
 Record Date: For a distribution day, the close of business on (a) for a LIBOR class, the last day
 (whether or not a business day) of its last LIBOR accrual period preceding the distribution day, and
 (b) for any other class, the last day of the preceding month.

                              Citicorp Mortgage Securities, Inc. CMALT
                          Distribution Date Statement to Certificate Holders
                                    Remic Pass-Through Certificate

Series Name: CMALT 2006-A2
Payment Date: 09/25/2006

----------------------------------------------------------------------------------------------------------------
                                     Non
                  Interest       Supported *     Interest       Interest       Principal
       CLASS      Accrued         Shortfall      Shortfall     Recoveries      Recoveries       Interest Paid
----------------------------------------------------------------------------------------------------------------
         A-1       $444,308.34           $0.00        $0.00            $0.00          $0.00          $444,308.34
         A-2        $82,620.00           $0.00        $0.00            $0.00          $0.00           $82,620.00
         A-3        $10,000.00           $0.00        $0.00            $0.00          $0.00           $10,000.00
         A-4       $100,440.00           $0.00        $0.00            $0.00          $0.00          $100,440.00
         A-5       $257,762.25           $0.00        $0.00            $0.00          $0.00          $257,762.25
         A-6         $3,290.13           $0.00        $0.00            $0.00          $0.00            $3,290.13
         A-7        $16,743.03           $0.00        $0.00            $0.00          $0.00           $16,743.03
         A-8        $68,267.49           $0.00        $0.00            $0.00          $0.00           $68,267.49
        A-PO             $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
        A-IO        $58,628.41           $0.00        $0.00            $0.00          $0.00           $58,628.41
            -----------------------------------------------------------------------------------------------------

A-30 YR REG      $1,042,059.65           $0.00        $0.00            $0.00          $0.00        $1,042,059.65
         RES             $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
            -----------------------------------------------------------------------------------------------------

RES Total                $0.00           $0.00        $0.00            $0.00          $0.00                $0.00
         B-1        $23,303.54           $0.00        $0.00            $0.00          $0.00           $23,303.54
         B-2         $9,533.04           $0.00        $0.00            $0.00          $0.00            $9,533.04
         B-3         $6,358.69           $0.00        $0.00            $0.00          $0.00            $6,358.69
         B-4         $5,824.64           $0.00        $0.00            $0.00          $0.00            $5,824.64
         B-5         $4,766.52           $0.00        $0.00            $0.00          $0.00            $4,766.52
         B-6         $3,182.88           $0.00        $0.00            $0.00          $0.00            $3,182.88
            -----------------------------------------------------------------------------------------------------

SUB Total           $52,969.31           $0.00        $0.00            $0.00          $0.00           $52,969.31
           ======================================================================================================

       Total     $1,095,028.96           $0.00        $0.00            $0.00          $0.00        $1,095,028.96

*  Regular and residual interests have equal rights to service fee to reduce non-supported prepayment interest shortfalls.

 -----------------------------------------------------------------------------
                     Interest           Cum Unpaid           Relief Act
                     Paid Per            Interest             Interest
      CLASS         Certificate         Shortfalls           Shortfalls
 -----------------------------------------------------------------------------
           A-1         4.94984893               $0.00                  $0.00
           A-2         5.00000000               $0.00                  $0.00
           A-3         5.00000000               $0.00                  $0.00
           A-4         5.00000000               $0.00                  $0.00
           A-5         4.68130925               $0.00                  $0.00
           A-6         0.05975319               $0.00                  $0.00
           A-7         3.83926393               $0.00                  $0.00
           A-8         5.21803027               $0.00                  $0.00
          A-PO         0.00000000               $0.00                  $0.00
          A-IO         0.30288782               $0.00                  $0.00
                                        --------------------------------------
A-30 YR REG To                                  $0.00                  $0.00

           RES         0.00000000               $0.00                  $0.00
                                        --------------------------------------
RES Total                                       $0.00                  $0.00

           B-1         4.99112015               $0.00                  $0.00
           B-2         4.99112042               $0.00                  $0.00
           B-3         4.99112245               $0.00                  $0.00
           B-4         4.99112254               $0.00                  $0.00
           B-5         4.99112042               $0.00                  $0.00
           B-6         4.99112446               $0.00                  $0.00
                                        --------------------------------------
SUB Total                                       $0.00                  $0.00


                                    ==========================================
       Total                                    $0.00                  $0.00


                                Citicorp Mortgage Securities, Inc. CMALT
                            Distribution Date Statement to Certificateholders
                                     Remic Pass-Through Certificate

Series Name: CMALT  2006-A2
Payment Date: 09/25/2006

---------------------------------------------------------------------------------------------------------------
                                             Certificate
                                             Reductions
                                             not part of                          Principal
                                            distributions                            Paid          Cumulative
                           Principal          to reduce          Principal           Per           Principal
         CLASS                Due           Stated Amount          Paid           Certificate         Loss
---------------------------------------------------------------------------------------------------------------
                   A-1        $389,366.37               $0.00        $389,366.37     4.33776398            0.00
                   A-2               $.00               $0.00               $.00     0.00000000            0.00
                   A-3               $.00               $0.00               $.00     0.00000000            0.00
                   A-4               $.00               $0.00               $.00     0.00000000            0.00
                   A-5        $706,467.23               $0.00        $706,467.23    12.83039537            0.00
                   A-6               $.00               $0.00               $.00     0.00000000            0.00
                   A-7               $.00               $0.00               $.00     0.00000000            0.00
                   A-8               $.00               $0.00               $.00     0.00000000            0.00
                  A-PO            $678.67               $0.00            $678.67     0.89597657            0.00
                  A-IO               $.00               $0.00               $.00     0.00000000            0.00
           ----------------------------------------------------------------------------------------------------
    A-30 YR REG Total       $1,096,512.27               $0.00      $1,096,512.27                           0.00
                   B-1          $2,752.10               $0.00          $2,752.10     0.58944099            0.00
                   B-2          $1,125.83               $0.00          $1,125.83     0.58943979            0.00
                   B-3            $750.94               $0.00            $750.94     0.58943485            0.00
                   B-4            $687.87               $0.00            $687.87     0.58943445            0.00
                   B-5            $562.91               $0.00            $562.91     0.58943455            0.00
                   B-6            $375.89               $0.00            $375.89     0.58943905            0.00
           ----------------------------------------------------------------------------------------------------
            SUB Total           $6,255.54               $0.00          $6,255.54                           0.00
          =====================================================================================================
                Total       $1,102,767.81               $0.00      $1,102,767.81                           0.00




                              Citicorp Mortgage Securities, Inc. CMALT
                         Distribution Date Statement to Certificateholders
                                   Remic Pass-Through Certificate

Series Name:    CMALT 2006-A2
Payment Date:   09/25/2006

-----------------------------------------------------------------------------------------------------------------------------------
  CLASS  Previous Period's  Ending Period's Beginning Balance Ending Balance  Ending Balance  Beginning     Ending       Prepayment
               Balance         Balance       Per Certificate  Per Certificate   Pool Factor   Class PCT    Class PCT     Percentage
-----------------------------------------------------------------------------------------------------------------------------------
       A-1  $88,861,667.65 $88,472,301.28    989.96978287    985.63201889  0.98563202 42.870330253%  42.910636626%   17.334328673%
       A-2  $16,524,000.00 $16,524,000.00  1,000.00000000  1,000.00000000  1.00000000  7.971821324%   8.014433323%    0.000000000%
       A-3   $2,000,000.00  $2,000,000.00  1,000.00000000  1,000.00000000  1.00000000  0.964877913%   0.970035502%    0.000000000%
       A-4  $20,088,000.00 $20,088,000.00  1,000.00000000  1,000.00000000  1.00000000  9.691233767%   9.743036589%    0.000000000%
       A-5  $52,210,476.22 $51,504,008.99    948.21249174    935.38209636  0.93538210 25.188367688%  24.980358627%   82.665671326%
**     A-6  $52,210,476.22 $51,504,008.99    948.21249174    935.38209636  0.93538210  0.000000000%   0.000000000%    0.000000000%
       A-7   $4,250,526.01  $4,250,526.01    974.66773905    974.66773905  0.97466774  2.050619334%   2.061580567%    0.000000000%
       A-8  $12,751,578.05 $12,751,578.05    974.66774058    974.66774058  0.97466774  6.151858013%   6.184741712%    0.000000000%
      A-PO     $755,683.11    $755,004.44    997.64887836    996.75290179  0.99675290  0.000000000%   0.000000000%    0.000000000%
**    A-IO $189,392,357.40$188,304,946.92    978.44436509    972.82655310  0.97282655  0.000000000%   0.000000000%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
A-30YRREG  $197,441,931.04$196,345,418.77                                             94.889108295%  94.864822951%  100.000000000%
       B-1   $4,660,708.76  $4,657,956.66    998.22419362    997.63475262  0.99763475  2.248507472%   2.259191665%    0.000000000%
       B-2   $1,906,608.23  $1,905,482.40    998.22420419    997.63476440  0.99763476  0.919822085%   0.924192789%    0.000000000%
       B-3   $1,271,737.63  $1,270,986.69    998.22419937    997.63476452  0.99763476  0.613535775%   0.616451106%    0.000000000%
       B-4   $1,164,927.65  $1,164,239.78    998.22420737    997.63477292  0.99763477  0.562006480%   0.564676960%    0.000000000%
       B-5     $953,304.11    $952,741.20    998.22419895    997.63476440  0.99763476  0.459911040%   0.462096394%    0.000000000%
       B-6     $636,575.56    $636,199.67    998.22420293    997.63476387  0.99763476  0.307108849%   0.308568133%    0.000000000%
            -----------------------------------------------------------------------------------------------------------------------
SUB Total   $10,593,861.94 $10,587,606.40                                              5.110891704%   5.135177048%    0.000000000%

            ======================================================================================================================
Total        $208,035,792.98  $206,933,025.17                                        100.000000000% 100.000000000%  100.0000000000%

PO Balance       $755,683.11      $755,004.44

Non PO Bal   $207,280,109.87  $206,178,020.73

                            Citicorp Mortgage Securities, Inc. CMALT
                       Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMALT 2006-A2
Payment Date:  09/25/2006

Delinquency Status - Determined by the MBA Method
   --------------------------------------------------
                       30 - 59 days     Delq 60+ days     Book Value REO
                     -----------------------------------------------------
      Number                      2                 0                  0
      Amount            $310,009.58             $0.00              $0.00

   Stated Collateral Information
   -------------------------------
      Service Fees               Begin Balance    Aggregate Adj Balance
     --------------------------------------------------------------------
         $20,130.21            $208,035,793.17           $206,933,025.36

    Advances
   ------------
      Voluntary Advances                                     $81,726.87
      Trustee Advances                                            $0.00
      Advance Account Advances                                    $0.00
      Certificate Account Advances                           $43,793.69


    Summary of Disbursements
    -------------------------
                                        Withdrawals
           Remittances        Residual and (Deposits)  P&I Distributed
     -----------------------------------------------------------------
         $2,197,796.77          $0.00        $0.00      $2,197,796.77

                                     Citicorp Mortgage Securities, Inc. CMALT
                        Distribution Date Statement to Certificateholders
                                 Remic Pass-Through Certificate

Series Name: CMALT 2006-A2
Payment Date: 09/25/2006


   COLLATERAL INFORMATION:

            GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL              6.58%             6.57%
                 WAM               358               355               354
             AVG LTV                70                71                71
       AVG LOAN SIZE          $290,754          $288,939          $289,013
          # OF LOANS               730               720               716
      ACTUAL BALANCE   $212,250,172.19   $208,118,754.96   $207,017,651.12
   SCHEDULED BALANCE   $212,250,172.19   $208,035,793.17   $206,933,025.36


    TYPE OF DWELLING UNIT:
                                AT ISSUE        CURRENT
             SNGL FAM DET           84%             83%
               2-4 FAMILY            6%              7%
                TOWNHOUSE            3%              3%
              CONDOMINIUM            6%              6%
              COOPERATIVE            1%              1%


      GEOGRAPHIC DISTRIBUTION:        LTV DISTRIBUTION:
                                                             AT ISSUE    CURRENT
       AT ISSUE       CURRENT            65% AND BELOW          28%         28%
       CA     35%      CA   34%              65.01-75%          25%         25%
       FL     11%      FL   12%              75.01-80%          46%         45%
       NY     10%      NY   10%               OVER 80%           1%          2%
       NJ      5%      NJ    5%
       MD      4%      MD    3%
    OTHER     35%   OTHER   36%


  CREDIT ENHANCEMENT:
                                        AT ISSUE               CURRENT
     SUBORDINATION                5.00%   $10,612,708.00  5.12%  $10,587,606.40

     CUMULATIVE LOSS REDUCTION                                            $0.00






 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:   $122,952.97
         PRINCIPAL PREPAYMENTS:   $979,814.84
                                          1 MONTH  3 MONTH 12 MONTH CUMULATIVE
            PRICING SPEED(CPR):See Prospectus
       PREPAYMENT HISTORY(PSA):               448%    779%      0%     716%
       PREPAYMENT HISTORY(CPR):              5.51%   8.03%   0.00%    6.67%


 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled     Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount       PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days    2   0.28%     $309,475.08  0.15%   $310,009.58  0.15%
                                  (2) 60-89 Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                                   (2) 90 + Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         FORECLOSURES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                        PURCHASE AMOUNT ADVANCES                          NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.
 -------------------------------------------------------------------------------


   30 YR REG
   COLLATERAL INFORMATION:

            GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL              6.58%             6.56%
                 WAM               357               354               353
             AVG LTV                70                70                70
       AVG LOAN SIZE          $273,395          $270,418          $270,906
          # OF LOANS               496               487               483
      ACTUAL BALANCE   $135,603,829.78   $131,776,742.47   $130,932,200.77
   SCHEDULED BALANCE   $135,603,829.78   $131,693,780.68   $130,847,575.01


    TYPE OF DWELLING UNIT:
                                AT ISSUE        CURRENT
             SNGL FAM DET           86%             84%
               2-4 FAMILY            6%              7%
                TOWNHOUSE            2%              3%
              CONDOMINIUM            5%              5%
              COOPERATIVE            1%              1%


      GEOGRAPHIC DISTRIBUTION:        LTV DISTRIBUTION:
                                                             AT ISSUE    CURRENT
       AT ISSUE       CURRENT            65% AND BELOW          30%         30%
       CA     37%      CA   36%              65.01-75%          26%         26%
       NY      9%      NY   10%              75.01-80%          42%         42%
       FL      8%      FL    8%               OVER 80%           2%          2%
       NJ      5%      NJ    5%
       MA      4%      MA    4%
    OTHER     37%   OTHER   37%






 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:   $122,952.97
         PRINCIPAL PREPAYMENTS:   $723,252.70
                                          1 MONTH  3 MONTH 12 MONTH CUMULATIVE
            PRICING SPEED(CPR):See Prospectus
       PREPAYMENT HISTORY(PSA):               517%  1,046%      0%     974%
       PREPAYMENT HISTORY(CPR):              6.41%  10.88%   0.00%    9.16%


 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled     Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount       PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days    2   0.41%     $309,475.08  0.24%   $310,009.58  0.24%
  ARM                             (2) 60-89 Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                                   (2) 90 + Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         FORECLOSURES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                        PURCHASE AMOUNT ADVANCES                          NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.
 -------------------------------------------------------------------------------


   30 YR IO
   COLLATERAL INFORMATION:

            GENERAL INFORMATION:
                         AT ISSUE             BEGINNING          ENDING
       WAC-SCHED BAL              6.57%             6.57%
                 WAM               358               355               354
             AVG LTV                72                72                72
       AVG LOAN SIZE          $327,548          $327,648          $326,547
          # OF LOANS               234               233               233
      ACTUAL BALANCE    $76,646,342.41    $76,342,012.49    $76,085,450.35
   SCHEDULED BALANCE    $76,646,342.41    $76,342,012.49    $76,085,450.35


    TYPE OF DWELLING UNIT:
                                AT ISSUE        CURRENT
             SNGL FAM DET           80%             80%
               2-4 FAMILY            7%              7%
                TOWNHOUSE            3%              3%
              CONDOMINIUM            9%              9%
              COOPERATIVE            1%              1%


      GEOGRAPHIC DISTRIBUTION:        LTV DISTRIBUTION:
                                                             AT ISSUE    CURRENT
       AT ISSUE       CURRENT            65% AND BELOW          25%         25%
       CA     31%      CA   31%              65.01-75%          24%         25%
       FL     17%      FL   17%              75.01-80%          50%         49%
       NY     11%      NY   11%               OVER 80%           1%          1%
       NJ      5%      NJ    5%
       VA      5%      VA    5%
    OTHER     31%   OTHER   31%






 PREPAYMENT INFORMATION:
           SCHEDULED PRINCIPAL:         $0.00
         PRINCIPAL PREPAYMENTS:   $256,562.14
                                          1 MONTH  3 MONTH 12 MONTH CUMULATIVE
            PRICING SPEED(CPR):See Prospectus
       PREPAYMENT HISTORY(PSA):               326%    282%      0%     238%
       PREPAYMENT HISTORY(CPR):              3.96%   2.86%   0.00%    2.18%


 DELINQUENCY  (1)

 ---------------------------------------------------------------------------------------------------------
                                                   Number of    Amount of Scheduled     Amount of Actual
 Pool                               Item             loans              Balance               Balance
                                                    #   PCT        Amount       PCT      Amount      PCT
 ---------------------------------------------------------------------------------------------------------
                                  (2) 30-59 Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
  FIXED                           (2) 60-89 Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                                   (2) 90 + Days    0   0.00%           $0.00  0.00%         $0.00  0.00%
                  REAL ESTATE OWNED BY THE TRUST    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         FORECLOSURES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                         BANKRUPTCIES IN PROCESS    0   0.00%           $0.00  0.00%         $0.00  0.00%
                        PURCHASE AMOUNT ADVANCES                          NA

             (1)  DETERMINED BY THE MBA METHOD.
             (2)  DOES NOT INCLUDE REAL ESTATE OWNED BY THE TRUST.
 -------------------------------------------------------------------------------